Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Parent [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2016	$ 13,897	$ 13,395	$ 192	$ 24	$ 19,925	$ (5,187)	$ (1,559)	$ 502
Comprehensive income:
Net income	2,365	2,213			2,213			152
Foreign currency translation adjustments, net of tax	924	899				899		25
Effect of change in fair value of available-for-sale securities, net of tax	1	1				1
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(71)	(71)				(71)
Change in derivatives qualifying as cash flow hedges, net of tax	13	13				13
Total comprehensive income	3,232	3,055						177
Changes in noncontrolling interests	3	17		17				(14)
Dividends to noncontrolling shareholders	(134)	0						(134)
Dividends paid to shareholders	(1,622)	(1,622)			(1,622)
Share-based payment arrangements	58	58		58
Cancellation of treasury shares	0	0	(4)	(27)	(922)		953
Purchase of treasury stock	(251)	(251)					(251)
Delivery of shares	163	163		(46)			209
Call options	4	4		4
Balance at Dec. 31, 2017	15,349	14,819	188	29	19,594	(4,345)	(647)	530
Comprehensive income:
Cumulative effect of changes in accounting principles	(201)	(201)			(192)	(9)
Net income	2,298	2,173			2,173			125
Foreign currency translation adjustments, net of tax	(646)	(631)				(631)		(15)
Effect of change in fair value of available-for-sale securities, net of tax	(3)	(3)				(3)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(295)	(295)				(295)
Change in derivatives qualifying as cash flow hedges, net of tax	(28)	(28)				(28)
Total comprehensive income	1,326	1,216						110
Changes in noncontrolling interests	(23)	(4)		(4)				(19)
Fair value adjustment to noncontrolling interests recognized in business combinations	107	0						107
Dividends to noncontrolling shareholders	(146)	0						(146)
Dividends paid to shareholders	(1,736)	(1,736)			(1,736)
Share-based payment arrangements	60	60		60
Purchase of treasury stock	(249)	(249)					(249)
Delivery of shares	42	42		(35)			77
Call options	5	5		5
Balance at Dec. 31, 2018	14,534	13,952	188	56	19,839	(5,311)	(820)	582
Comprehensive income:
Cumulative effect of changes in accounting principles					36	(36)
Net income	1,528	1,439			1,439			89
Foreign currency translation adjustments, net of tax	(132)	(126)				(126)		(6)
Effect of change in fair value of available-for-sale securities, net of tax	14	14				14
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(142)	(142)				(142)
Change in derivatives qualifying as cash flow hedges, net of tax	11	11				11
Total comprehensive income	1,279	1,196						83
Changes in noncontrolling interests	(5)	(17)		(17)				12
Fair value adjustment to noncontrolling interests recognized in business combinations	(44)	0						(44)
Changes in noncontrolling interests in connection with divestments	(55)	0						(55)
Dividends to noncontrolling shareholders	(122)	0						(122)
Dividends paid to shareholders	(1,675)	(1,675)			(1,675)
Share-based payment arrangements	55	55		55
Delivery of shares	10	10		(24)			34
Call options	4	4		4
Balance at Dec. 31, 2019	$ 13,980	$ 13,526	$ 188	$ 73	$ 19,640	(5,590)	$ (785)	$ 454
Comprehensive income:
Cumulative effect of changes in accounting principles						$ (36)